Listing Expenses (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Listing Expenses Abstract
Schedule of listing expenses
IFRS 2 listing expense	Nil	98,622,019
Other listing expenses (Note 9.1)	Nil	3,151,858
	Nil	101,773,877

IFRS 2 listing expense	98,622,019	Nil
Other listing expenses (Note 9.1)	3,151,858	Nil
	101,773,877	Nil